Annual Total Returns - Health Care Services Portfolio [BarChart] - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-14 - Health Care Services Portfolio - Health Care Services Portfolio-Default
Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	10.23%
Annual Return 2012	10.55%
Annual Return 2013	35.31%
Annual Return 2014	23.66%
Annual Return 2015	6.95%
Annual Return 2016	2.25%
Annual Return 2017	24.34%
Annual Return 2018	10.45%
Annual Return 2019	19.91%
Annual Return 2020	18.52%